December 8, 2009

Supplement

SUPPLEMENT DATED DECEMBER 8, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
Dated April 30, 2009

The first paragraph of the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

As of December 31, 2008:

Neil Stone managed 17 registered investment companies with a total of approximately $4.2 billion in assets; no pooled investment vehicles other than registered investment companies; and 64 other accounts with a total of approximately $11.3 billion in assets.

As of December 7, 2009:

Mark E. Paris managed 14 registered investment companies with a total of approximately $7.7 billion in assets; no pooled investment vehicles other than registered investment companies; and two other accounts with a total of approximately $29.0 million in assets.

Robert J. Stryker managed 32 registered investment companies with a total of approximately $11.9 billion in assets; no pooled investment vehicles other than registered investment companies; and two other accounts with a total of approximately $29.0 million in assets.

Julius Williams managed nine registered investment companies with a total of approximately $1.7 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

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As the Fund has multiple portfolio managers pursuant to this Supplement, all references in the section titled "V. Investment Advisory and Other Services—G. Fund Management" to "portfolio manager" are hereby changed to "portfolio managers" where applicable.

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The first paragraph of the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of December 31, 2008, the dollar range of securities beneficially owned by the portfolio manager shown below is:

Neil Stone: None*

* Although Mr. Stone does not have any assets directly invested in the Fund, he has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

As of December 7, 2009, the dollar range of securities beneficially owned by the portfolio managers shown below is:

Mark E. Paris:  None
Robert J. Stryker:  None
Julius Williams:  None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.